Related Party Transactions (Details) - USD ($)	Dec. 31, 2018	Jun. 30, 2018
Other payables - shareholders	$ 565,774	$ 195,763
Xianfu Han [Member]
Other payables - shareholders	271,336	91,336
Weili He [Member]
Other payables - shareholders	$ 294,438	$ 104,428